Revenue - Summary of Revenue from Contracts with Customers (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,592	$ 1,317
Deliveries
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	854	707
Mobility
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	577	493
Financial services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	159	115
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2	$ 2